Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Argentina — 4.6%
Banco BBVA Argentina SA ADR	454,813	$ 8,609,610
Banco Macro SA ADR	232,909	21,404,337
Bolsas y Mercados Argentinos SA	14,000,000	2,623,527
Central Puerto SA ADR(1)	446,921	6,820,014
Corp. America Airports SA(1)	94,779	2,442,455
Cresud SA ADR(1)	78,095	875,445
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,240,297
Grupo Financiero Galicia SA ADR(1)	589,380	29,333,443
Grupo Supervielle SA ADR(1)	377,546	3,571,585
IRSA Inversiones y Representaciones SA ADR(1)	60,072	912,494
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,383,903
Pampa Energia SA ADR(1)	187,264	16,539,157
Telecom Argentina SA ADR	400,979	5,613,706
Transportadora de Gas del Sur SA, Class B ADR(1)	327,180	10,414,139
Vista Energy SAB de CV ADR(1)	370,425	26,096,441
YPF SA ADR(1)	938,713	49,319,981
		$ 187,200,534
Australia — 0.5%
Anglogold Ashanti PLC	250,900	$ 18,973,766
		$ 18,973,766
Austria — 0.2%
Raiffeisen Bank International AG	96,000	$ 6,591,220
		$ 6,591,220
Belgium — 0.3%
Cenergy Holdings SA	501,707	$ 12,530,549
		$ 12,530,549
Brazil — 0.2%
Adecoagro SA	64,396	$ 642,028
Arcos Dorados Holdings, Inc., Class A	289,298	2,363,565
Axia Energia SA	94,389	983,523
Axia Energia SA, Class C, PFC Shares(1)	126,008	1,292,855
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	614,614	3,358,516
Engie Brasil Energia SA	69,720	409,863
		$ 9,050,350
Canada — 0.3%
Eco Atlantic Oil & Gas Ltd.(1)	3,392,600	$ 2,578,886
Security	Shares	Value
Canada (continued)
G Mining Ventures Corp.(1)	203,130	$ 6,191,636
G3 Goldfields, Inc.(1)	226,250	58,102
Lithium Argentina AG(1)	344,065	2,067,830
Omai Gold Mines Corp.(1)	1,412,000	2,346,870
		$ 13,243,324
Chile — 2.6%
Banco de Chile	89,062,900	$ 18,555,928
Banco de Credito e Inversiones SA	167,469	12,050,203
Banco Santander Chile	127,567,600	11,112,342
Cencosud SA	2,422,000	5,092,517
Empresas CMPC SA	2,086,200	2,367,240
Empresas COPEC SA	730,200	4,987,115
Enel Chile SA	55,502,914	4,894,524
Falabella SA	1,198,300	8,011,436
Latam Airlines Group SA	615,667,122	16,382,473
Plaza SA	1,338,000	5,425,250
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	275,379	18,570,867
		$ 107,449,895
China — 0.6%
Alibaba Group Holding Ltd.	785,600	$ 11,967,353
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	13,154
Tencent Holdings Ltd.	212,600	12,990,495
		$ 24,971,002
Colombia — 0.1%
Aris Mining Corp.(1)	214,100	$ 2,860,572
		$ 2,860,572
Cyprus — 2.5%
Bank of Cyprus Holdings PLC	7,448,732	$ 88,374,332
Theon International PLC	379,125	14,539,561
		$ 102,913,893
Egypt — 2.4%
Abou Kir Fertilizers & Chemical Industries	2,219,100	$ 3,199,075
Abu Dhabi Islamic Bank(1)	3,580,500	3,726,003
Commercial International Bank - Egypt (CIB)	18,795,700	52,080,270
Eastern Co. SAE	11,900,900	8,476,299
EFG Holding SAE	6,553,200	3,376,488
E-Finance for Digital & Financial Investments	6,799,700	3,034,277
Fawry for Banking & Payment Technology Services SAE(1)	14,059,700	5,217,477

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Egypt (continued)
Talaat Moustafa Group	5,921,700	$ 11,366,093
Telecom Egypt Co.	4,114,900	8,402,357
		$ 98,878,339
France — 0.0%†
Rubis SCA	50,500	$ 1,952,207
		$ 1,952,207
Georgia — 1.5%
Georgia Capital PLC(1)	816,886	$ 43,678,725
Lion Finance Group PLC	52,183	8,196,964
TBC Bank Group PLC	108,473	7,043,985
		$ 58,919,674
Greece — 9.4%
Aegean Airlines SA	118,953	$ 1,673,528
Aktor SA Holding Co. Technical & Energy Projects(1)(3)	1,196,666	14,520,226
Alpha Bank SA	8,023,754	39,787,638
Athens International Airport SA	100,490	1,224,665
Athens Water Supply & Sewage Co. SA(1)	106,068	1,394,538
Autohellas Tourist & Trading SA	49,238	659,894
Avax SA	281,000	1,104,165
CrediaBank SA(1)	10,196,963	11,786,176
Ellaktor SA	333,572	491,718
Eurobank SA	9,679,687	50,020,214
GEK TERNA SA	298,661	15,633,440
Hellenic Telecommunications Organization SA	621,243	14,337,750
Helleniq Energy Holdings SA	288,405	4,314,389
Holding Co. ADMIE IPTO SA	831,744	4,321,507
Ideal Holdings SA	394,993	2,746,984
JUMBO SA	403,637	11,279,067
LAMDA Development SA(1)	232,506	1,700,992
Metlen Energy & Metals PLC	361,731	19,290,046
Motor Oil (Hellas) Corinth Refineries SA	207,214	12,173,145
National Bank of Greece SA	3,056,224	57,185,141
Noval Property Real Estate Investment Co.	413,837	1,251,361
Optima bank SA	1,389,042	16,827,808
Piraeus Bank SA	4,251,258	49,586,947
Public Power Corp. SA	1,168,289	30,104,571
Qualco Group SA(1)	1,030,636	6,821,268
Sarantis SA	126,905	2,120,443
Titan SA	161,695	9,731,569
Trade Estates Real Estate Investment SA	456,600	1,016,780
		$ 383,105,970
Security	Shares	Value
Hong Kong — 0.1%
Zijin Gold International Co. Ltd.	153,800	$ 2,325,717
		$ 2,325,717
Hungary — 5.3%
Magyar Telekom Telecommunications PLC	1,305,500	$ 11,317,111
MOL Hungarian Oil & Gas PLC(1)	1,717,600	24,592,068
OTP Bank Nyrt	1,040,792	154,184,800
Richter Gedeon Nyrt	633,300	23,596,233
		$ 213,690,212
Japan — 0.1%
Modec, Inc.	52,300	$ 3,377,889
		$ 3,377,889
Kazakhstan — 2.5%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,015,500	$ 32,546,775
Kaspi.KZ JSC ADR	400,600	35,565,268
NAC Kazatomprom JSC GDR(4)	494,100	31,276,530
		$ 99,388,573
Luxembourg — 0.0%†
Reinet Investments SCA	59,600	$ 1,619,150
		$ 1,619,150
Mexico — 1.3%
Southern Copper Corp.	284,600	$ 51,999,266
		$ 51,999,266
Myanmar — 0.0%†
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,849,312
		$ 1,849,312
Netherlands — 0.1%
Euronext NV	4,350	$ 795,380
SBM Offshore NV	57,400	2,143,654
		$ 2,939,034
Nigeria — 2.0%
Access Holdings PLC(1)	180,636,000	$ 3,456,141
Aradel Holdings PLC	1,400,000	1,537,072
Dangote Cement PLC	6,821,000	5,056,403
Fidelity Bank PLC(1)	201,131,544	3,165,369
First HoldCo PLC(1)	126,904,487	11,966,290
Guaranty Trust Holding Co. PLC	112,413,000	10,697,234
Guaranty Trust Holding Co. PLC	40,000,000	4,013,520

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nigeria (continued)
MTN Nigeria Communications PLC	10,899,410	$ 6,698,886
Nestle Nigeria PLC(1)	370,301	711,245
Nigerian Breweries PLC(1)	38,842,000	2,077,742
Oando PLC(1)	39,711,121	1,074,945
Presco PLC	1,802,500	2,727,446
SEPLAT Energy PLC	835,000	6,946,122
Stanbic IBTC Holdings PLC	18,733,000	2,195,308
Transnational Corp. of Nigeria PLC	10,663,709	327,092
United Bank for Africa PLC	132,464,318	4,310,161
Zenith Bank PLC	146,664,000	13,262,801
		$ 80,223,777
Oman — 0.0%†
Bank Nizwa SAOG	3,870,837	$ 1,344,156
Nizwa Sukuk SPC(1)	393,735	106,871
		$ 1,451,027
Pakistan — 2.0%
Askari Bank Ltd.	1,775,300	$ 672,793
Bank Al Habib Ltd.	3,895,600	2,397,196
Bank Alfalah Ltd.	8,450,400	1,766,463
Bank of Punjab	5,866,100	707,880
DG Khan Cement Co. Ltd.	1,320,500	984,721
Engro Fertilizers Ltd.	3,291,900	2,233,339
Engro Holdings Ltd.(1)	5,010,642	4,946,568
Fauji Cement Co. Ltd.	2,966,900	576,400
Fauji Fertilizer Co. Ltd.	3,131,200	6,360,894
Faysal Bank Ltd.	1,929,600	697,608
Habib Bank Ltd.	2,821,400	3,083,786
Habib Metropolitan Bank Ltd.	2,409,200	970,630
Hub Power Co. Ltd.	5,458,100	4,265,253
Interloop Ltd.	2,306,800	870,646
Lucky Cement Ltd.	2,194,300	3,475,494
Maple Leaf Cement Factory Ltd.(1)	2,319,100	787,934
Mari Energies Ltd.	910,100	2,119,044
MCB Bank Ltd.	1,277,300	1,876,603
Meezan Bank Ltd.	693,100	1,398,964
Millat Tractors Ltd.	972,022	1,050,120
National Bank of Pakistan	2,216,000	1,600,144
Oil & Gas Development Co. Ltd.	3,034,000	3,422,091
Pakistan Oilfields Ltd.	614,000	1,524,981
Pakistan Petroleum Ltd.	2,223,200	1,730,681
Pakistan State Oil Co. Ltd.	1,219,600	1,481,297
Sazgar Engineering Works Ltd.	74,800	517,002
SUI Northern Gas Pipeline	1,618,000	599,540
Systems Ltd.	3,207,000	1,510,696
Security	Shares	Value
Pakistan (continued)
TRG Pakistan(1)	1,518,600	$ 331,167
United Bank Ltd.	2,137,800	3,576,444
VEON Ltd. ADR(1)	474,988	24,837,122
		$ 82,373,501
Peru — 3.8%
Cia de Minas Buenaventura SAA ADR	516,300	$ 15,633,564
Credicorp Ltd.	299,900	120,133,942
InRetail Peru Corp.(2)	239,500	8,909,400
Intercorp Financial Services, Inc.	142,000	8,280,020
		$ 152,956,926
Poland — 0.3%
Budimex SA	16,000	$ 3,103,204
LPP SA	900	5,235,189
Powszechna Kasa Oszczednosci Bank Polski SA	184,300	5,520,316
		$ 13,858,709
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,459,360
		$ 2,459,360
Slovenia — 1.7%
Nova Ljubljanska Banka DD(2)	72,121	$ 18,977,034
Nova Ljubljanska Banka DD GDR(4)	949,166	49,393,488
		$ 68,370,522
South Africa — 3.4%
Absa Group Ltd.	441,000	$ 6,078,243
Aspen Pharmacare Holdings Ltd.	122,100	1,102,415
Bid Corp. Ltd.	163,000	4,471,359
Bidvest Group Ltd.	141,800	2,127,589
Capitec Bank Holdings Ltd.	44,749	12,777,404
Clicks Group Ltd.	103,200	1,381,123
Discovery Ltd.	294,200	4,678,921
E Media Holdings Ltd.	68,360	7,129
FirstRand Ltd.	2,514,400	15,037,547
Gold Fields Ltd.	441,800	14,267,019
Harmony Gold Mining Co. Ltd.	293,200	4,626,147
Impala Platinum Holdings Ltd.	450,100	4,908,877
Kumba Iron Ore Ltd.	20,700	328,558
MTN Group Ltd.	877,400	10,877,187
Nedbank Group Ltd.	239,600	4,052,974
Old Mutual Ltd.	1,832,600	1,482,404
OUTsurance Group Ltd.	368,500	1,844,468
Pepkor Holdings Ltd.(2)	1,536,386	1,977,484

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Remgro Ltd.	212,900	$ 2,501,725
Sanlam Ltd.	909,000	4,839,485
Sasol Ltd.(1)	231,300	2,740,999
Shoprite Holdings Ltd.	244,800	4,257,799
Sibanye Stillwater Ltd.	1,474,700	3,187,141
Standard Bank Group Ltd.	661,400	13,169,809
Valterra Platinum Ltd.	132,400	9,914,197
Vodacom Group Ltd.	283,000	2,738,166
Woolworths Holdings Ltd.	307,000	873,227
		$ 136,249,396
South Korea — 16.3%
Celltrion, Inc.	49,725	$ 6,408,159
Doosan Enerbility Co. Ltd.(1)	127,109	5,825,256
Hana Financial Group, Inc.	88,200	7,623,921
Hanwha Aerospace Co. Ltd.	9,900	6,355,676
HD Hyundai Electric Co. Ltd.	8,000	3,699,432
HD Hyundai Heavy Industries Co. Ltd.	10,500	3,515,565
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	12,800	3,399,166
Hyundai Mobis Co. Ltd.	18,300	5,918,328
Hyundai Motor Co.	42,000	11,128,190
Hyundai Rotem Co. Ltd.	23,000	2,137,385
Industrial Bank of Korea	84,000	1,204,304
Kakao Corp.	93,200	2,401,855
KB Financial Group, Inc.	111,100	13,002,785
Kia Corp.	70,000	6,311,216
KT&G Corp.	28,400	3,534,050
LG Uplus Corp.	32,300	331,189
Meritz Financial Group, Inc.(1)	23,700	2,033,754
NAVER Corp.	42,869	6,137,155
POSCO Holdings, Inc.	23,000	4,966,221
Samsung Electro-Mechanics Co. Ltd.	16,900	12,914,080
Samsung Electronics Co. Ltd.	279,800	35,161,046
Samsung Electronics Co. Ltd.	1,509,283	262,697,934
Samsung Fire & Marine Insurance Co. Ltd.	9,000	3,895,217
Samsung Heavy Industries Co. Ltd.(1)	115,000	1,709,830
Samsung Life Insurance Co. Ltd.	24,100	5,051,848
Samsung SDI Co. Ltd.(1)	19,000	5,180,946
Shinhan Financial Group Co. Ltd.	131,600	9,135,662
SK Hynix, Inc.	172,500	195,900,487
SK Square Co. Ltd.	40,200	27,642,040
SK Telecom Co. Ltd.	31,800	1,796,967
Woori Financial Group, Inc.	199,000	4,606,717
		$ 661,626,381
Security	Shares	Value
Spain — 0.0%†
Ecogas Inversiones SA	181,105	$ 343,968
		$ 343,968
Taiwan — 16.4%
Accton Technology Corp.	101,000	$ 6,546,511
Advantech Co. Ltd.	42,000	715,415
Alchip Technologies Ltd.	18,000	1,661,288
ASE Technology Holding Co. Ltd.	622,000	10,614,115
Asia Vital Components Co. Ltd.	66,000	4,641,636
ASPEED Technology, Inc.	6,600	2,882,520
Asustek Computer, Inc.	159,000	3,945,188
Bizlink Holding, Inc.	38,000	2,419,430
Cathay Financial Holding Co. Ltd.	5,914,000	18,406,026
Chailease Holding Co. Ltd.	760,400	2,610,410
China Steel Corp.	1,116,000	652,943
Chroma ATE, Inc.	80,000	5,026,084
Chunghwa Telecom Co. Ltd.	771,000	3,314,874
Compal Electronics, Inc.	270,000	296,928
CTBC Financial Holding Co. Ltd.	10,527,000	21,011,192
Delta Electronics, Inc.	378,000	18,596,698
E Ink Holdings, Inc.	78,000	451,332
E.Sun Financial Holding Co. Ltd.	1,319,699	1,574,020
Elite Material Co. Ltd.	61,000	8,756,708
eMemory Technology, Inc.	6,000	450,795
Evergreen Marine Corp. Taiwan Ltd.	100,000	628,463
Far EasTone Telecommunications Co. Ltd.	162,000	525,896
First Financial Holding Co. Ltd.	7,696,760	8,743,976
Formosa Chemicals & Fibre Corp.	276,000	480,609
Formosa Plastics Corp.	381,000	640,641
Fubon Financial Holding Co. Ltd.	5,205,990	20,750,924
Gigabyte Technology Co. Ltd.(1)	48,000	495,383
Global Unichip Corp.	20,000	2,290,224
Gold Circuit Electronics Ltd.	69,000	1,653,808
Hon Hai Precision Industry Co. Ltd.	2,338,000	17,855,321
Hon Precision, Inc.	18,000	3,338,680
Hotai Motor Co. Ltd.	28,000	480,536
Hua Nan Financial Holdings Co. Ltd.	6,079,565	8,166,121
International Games System Co. Ltd.	23,000	550,410
Jentech Precision Industrial Co. Ltd.	19,000	1,968,025
KGI Financial Holding Co. Ltd.	10,804,580	10,207,960
King Yuan Electronics Co. Ltd.	259,350	1,751,695
Largan Precision Co. Ltd.	23,000	2,851,255
Lite-On Technology Corp.	408,000	2,585,610
MediaTek, Inc.	303,000	32,277,888
Mega Financial Holding Co. Ltd.	7,516,750	12,321,255
Nan Ya Plastics Corp.	1,149,000	5,459,281

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Novatek Microelectronics Corp.	53,000	$ 837,643
Pegatron Corp.	180,000	465,764
PharmaEssentia Corp.	28,312	921,092
President Chain Store Corp.	52,000	360,091
Quanta Computer, Inc.	508,000	4,519,120
Realtek Semiconductor Corp.	127,000	2,633,573
Shanghai Commercial & Savings Bank Ltd.	2,056,360	2,883,786
SinoPac Financial Holdings Co. Ltd.	8,003,702	9,981,732
Taiwan Cooperative Financial Holding Co. Ltd.	7,100,394	6,050,351
Taiwan Mobile Co. Ltd.	159,000	552,212
Taiwan Semiconductor Manufacturing Co. Ltd.	4,376,000	323,671,885
TCC Group Holdings Co. Ltd.	611,000	457,494
TS Financial Holding Co. Ltd.	13,540,674	14,909,691
TS Financial Holding Co. Ltd., PFC Shares	237,825	69,886
Unimicron Technology Corp.	276,661	6,491,288
Uni-President Enterprises Corp.	1,002,000	2,278,512
United Microelectronics Corp.	2,354,000	8,806,543
Wistron Corp.	666,000	3,571,753
Wiwynn Corp.	22,000	3,581,766
Yageo Corp.	362,952	5,462,900
Yuanta Financial Holding Co. Ltd.	6,628,473	13,828,238
Zhen Ding Technology Holding Ltd.	183,000	2,296,092
		$ 665,229,486
Togo — 0.0%†
Ecobank Transnational, Inc.	115,300	$ 7,507
		$ 7,507
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	955,167	$ 3,891,527
Abu Dhabi Islamic Bank PJSC	442,427	2,555,716
Abu Dhabi National Oil Co. for Distribution PJSC	3,051,276	3,322,825
ADNOC Logistics & Services	2,000,000	3,374,451
Air Arabia PJSC	695,625	922,570
Aldar Properties PJSC	9,158,952	18,478,045
Amanat Holdings PJSC	10,123,250	3,825,260
Dubai Electricity & Water Authority PJSC	1,988,024	1,482,795
Dubai Islamic Bank PJSC	821,514	1,628,096
Emaar Properties PJSC	7,285,225	21,743,263
Emirates NBD Bank PJSC	581,987	4,779,975
Emirates Telecommunications Group Co. PJSC	1,069,057	5,921,502
First Abu Dhabi Bank PJSC	1,376,505	7,249,968
Kyivstar Group Ltd.(1)	589,000	7,986,840
Modon Holding PSC(1)	227,300	176,245
National Central Cooling Co. PJSC	689,840	467,098
Orascom Construction PLC(4)	405,800	5,676,279
Security	Shares	Value
United Arab Emirates (continued)
Ras Al Khaimah Ceramics PJSC	3,875,806	$ 2,556,022
Taaleem Holdings PJSC	29,300	25,475
Talabat Holding PLC	5,000,000	1,427,974
		$ 97,491,926
United States — 0.2%
ATN International, Inc.	85,300	$ 2,030,993
Gold Reserve Ltd.(1)	216,723	983,922
Noble Corp. PLC	94,400	4,002,560
		$ 7,017,475
Uzbekistan — 1.2%
National Investment Fund of the Republic of Uzbekistan JSC GDR(1)(2)	1,441,688	$ 47,215,282
		$ 47,215,282
Vietnam — 10.0%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 3,965,064
An Cuong Wood Working JSC	19,500	23,720
Asia Commercial Bank JSC	3,465,181	2,882,307
Ba Ria - Vung Tau House Development JSC(1)	786,195	341,297
Bank for Foreign Trade of Vietnam JSC	5,490,096	12,343,419
Bank for Investment & Development of Vietnam JSC	7,640,253	11,015,172
Baominh Insurance Corp.(1)	1,965,398	1,006,526
Binh Duong Water Environment Corp. JSC	977,800	1,609,694
Binh Minh Plastics JSC	418,100	2,433,109
Century Land JSC(1)	520,000	138,088
Century Synthetic Fiber Corp.(1)	22,600	7,586
Coteccons Construction JSC	1,138,221	2,637,309
Dat Xanh Real Estate Services JSC(1)	592,200	129,424
Dien May Xanh Investment JSC(1)	10,462,600	31,824,794
Digiworld Corp.	1,876,240	2,600,853
Dong Hai JSC of Bentre	275,352	343,287
Duc Giang Chemicals JSC	1,624,800	2,408,910
FPT Corp.	4,014,338	10,215,081
FPT Digital Retail JSC(1)	3,235,706	15,238,023
Gelex Group JSC	4,010,337	3,423,081
Gemadept Group Corp.	3,433,300	10,043,403
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	2,105,517	2,015,886
Hoa Phat Group JSC	7,778,455	6,408,043
IDICO Corp. JSC	1,303,329	1,614,262
Khang Dien House Trading & Investment JSC(1)	7,815,165	5,184,445
Kinh Bac City Development Holding Corp.(1)	5,670,900	5,958,616
Masan Group Corp.(1)	3,177,500	7,972,931
Military Commercial Joint Stock Bank	5,055,996	4,316,959

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Mobile World Investment Corp.	6,665,800	$ 17,685,998
Nam Long Investment Corp.	7,139,034	6,023,803
Novaland Investment Group Corp.(1)	8,088	3,989
PC1 Group JSC(1)	2,525,900	2,053,491
PetroVietNam Ca Mau Fertilizer JSC	400,200	468,242
PetroVietnam Drilling & Well Services JSC	2,984,172	2,066,753
Petrovietnam Fertilizer & Chemicals JSC	742,423	665,277
PetroVietnam Gas JSC	806,284	2,099,689
Petrovietnam Refining & Petrochemical Corp.	2,948,667	2,854,789
PetroVietnam Technical Services Corp.(1)	3,508,275	4,555,711
Petrovietnam Transportation Corp.(1)	3,069,963	2,140,274
Pha Lai Thermal Power JSC	3,092,560	1,039,294
Phat Dat Real Estate Development Corp.(1)	4,367,954	1,900,426
Phu Nhuan Jewelry JSC	4,134,849	4,870,423
Phu Tai Corp.	1,003,050	1,276,122
Phuoc Hoa Rubber JSC	878,500	1,894,589
Quang Ngai Sugar JSC	316,000	567,107
Quang Ninh Thermal Power JSC	2,650,550	1,118,652
Refrigeration Electrical Engineering Corp.	1,175,672	2,076,654
Sai Gon VRG Investment Corp.	3,029,520	5,537,063
Saigon Beer Alcohol Beverage Corp.	4,882,300	8,070,219
Saigon Treasure Commercial JSB(1)	2,460,000	6,663,510
Sao Ta Foods JSC	402,800	517,258
Sonadezi Chau Duc Shareholding Co.	932,800	625,424
SSI Securities Corp.	7,893,396	7,051,749
Taseco Air Services JSC	386,008	939,441
Techcom Securities JSC	6,767,073	10,542,963
Thien Long Group Corp.	340,494	621,902
Thu Dau Mot Water JSC	1,800	4,051
Tien Phong Commercial Joint Stock Bank(1)	2,780,925	1,489,930
Vietjet Aviation JSC(1)	187,460	891,224
Vietnam Dairy Products JSC	2,591,800	5,996,227
Vietnam Engine & Agricultural Machinery Corp.	241,100	315,349
Vietnam Joint Stock Commercial Bank for Industry & Trade	10,983,268	12,842,611
Vietnam National Petroleum Group(1)	945,900	1,197,317
Vietnam Prosperity JSC Bank	18,429,700	17,321,576
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	3,421,692
Viettel Construction Joint Stock Corp.	462,112	1,259,526
Vincom Retail JSC	2,112,600	1,986,048
Vingroup JSC(1)	7,176,700	57,897,392
Vinh Hoan Corp.	3,939,000	7,862,599
Vinhomes JSC(2)	7,417,200	41,417,071
Security	Shares	Value
Vietnam (continued)
VNDirect Securities Corp.	990,875	$ 624,915
VP Bank Securities Ltd. Co.(1)	9,307,809	8,970,512
		$ 407,530,141
Total Common Stocks (identified cost $2,704,000,441)		$3,830,235,832

Convertible Bonds — 0.0%†

Security	Principal Amount (000's omitted)		Value
Oman — 0.0%†
Sohar International Bank SAOG, 5.25%, 5/14/28	OMR	1,022	$ 2,774
			$ 2,774
Vietnam — 0.0%†
Ba Ria - Vung Tau House Development JSC, 10.00%, 12/25/27	VND	1,711,100	$ 65,060
			$ 65,060
Total Convertible Bonds (identified cost $64,920)			$ 67,834

Preferred Stocks — 0.0%†

Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 16,822
Total Preferred Stocks (identified cost $0)		$ 16,822

Rights — 0.0%†

Security	Shares	Value
Oman — 0.0%†
Sohar International Bank SAOG, Exp. 8/10/26(1)	4,170,384	$ 407,863
		$ 407,863
Vietnam — 0.0%†
Binh Duong Water Environment Corp. JSC, Exp. 9/10/26(1)	977,800	$ 33,444

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Thu Dau Mot Water JSC, Exp. 8/12/26(1)	1,800	$ 10,738
		$ 44,182
Total Rights (identified cost $2,574)		$ 452,045

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 7,146,574
Total Sovereign Government Bonds (identified cost $6,418,781)			$ 7,146,574

Short-Term Investments — 3.2%

Affiliated Fund — 2.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(5)	85,406,731	$ 85,406,731
Total Affiliated Fund (identified cost $85,406,731)		$ 85,406,731

Securities Lending Collateral — 0.0%†

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	466,044	$ 466,044
Total Securities Lending Collateral (identified cost $466,044)		$ 466,044

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/13/26	$7,730	$ 7,722,270
0.00%, 9/3/26	7,770	7,745,700
0.00%, 10/8/26	500	496,635
0.00%, 10/29/26	16,906	16,755,988
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 11/5/26	$13,600	$ 13,468,630
Total U.S. Treasury Obligations (identified cost $46,175,142)		$ 46,189,223
Total Short-Term Investments (identified cost $132,047,917)		$ 132,061,998

Total Purchased Options — 0.1% (identified cost $6,508,142)	$ 4,729,838
Total Investments — 97.9% (identified cost $2,849,042,775)	$3,974,710,943
Total Written Options — (0.0)%† (premiums received $544,546)	$ (132,510)
Other Assets, Less Liabilities — 2.1%	$ 84,346,213
Net Assets — 100.0%	$4,058,924,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $118,509,425 or 2.9% of the Portfolio's net assets.

(3)
All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was
$7,279,320 and the total market value of the collateral received by the
Fund was $7,264,525, comprised of cash of $466,044 and
U.S. government and/or agencies securities of $6,798,481.

(4)
Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $126,039,646 or 3.1% of the Portfolio's net assets.

(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	37.6%	$1,524,488,420
Information Technology	25.4	1,029,740,809
Materials	5.6	227,971,001
Energy	5.1	206,315,210
Industrials	5.0	204,442,639
Real Estate	4.8	193,346,036
Communication Services	3.2	129,369,802
Consumer Discretionary	2.9	117,455,997
Utilities	2.1	86,712,880
Consumer Staples	1.9	78,901,840
Health Care	0.8	32,027,899
Government	0.2	7,146,574
Short-Term Investments	3.2	132,061,998
Total	97.8%	$3,969,981,105

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	325,000,000	CNH	6.60	2/12/27	$1,477,450
Put USD vs. Call CNH	Barclays Bank PLC	USD	98,000,000	CNH	6.60	11/4/26	58,702
Put USD vs. Call CNH	Barclays Bank PLC	USD	86,000,000	CNH	6.60	11/10/26	67,854
Put USD vs. Call CNH	Goldman Sachs International	USD	91,000,000	CNH	6.60	11/4/26	54,509
Put USD vs. Call CNH	Goldman Sachs International	USD	81,700,000	CNH	6.60	11/10/26	64,461
Put USD vs. Call INR	Bank of America N.A.	USD	2,500,000	INR	92.00	9/30/26	61,597
Put USD vs. Call INR	Bank of America N.A.	USD	4,480,000	INR	92.00	10/1/26	112,963
Put USD vs. Call INR	Barclays Bank PLC	USD	46,000,000	INR	94.00	9/10/26	59,156
Put USD vs. Call INR	Barclays Bank PLC	USD	500,000	INR	92.00	9/30/26	12,320
Put USD vs. Call INR	Barclays Bank PLC	USD	1,865,200	INR	92.00	10/1/26	47,031
Put USD vs. Call INR	BNP Paribas	USD	59,000,000	INR	94.00	9/10/26	75,874
Put USD vs. Call INR	Goldman Sachs International	USD	43,100,000	INR	94.00	9/10/26	55,427
Put USD vs. Call INR	Goldman Sachs International	USD	43,200,000	INR	95.00	10/16/26	211,680
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,500,000	INR	92.00	9/30/26	36,958
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	45,000,000	INR	95.00	10/16/26	220,500
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	22,510
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	12,052
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	11,681
Put USD vs. Call KRW	Bank of America, N.A.	USD	25,800,000	KRW	1,440.00	9/8/26	265,663
Put USD vs. Call KRW	Citibank, N.A.	USD	16,000,000	KRW	1,440.00	9/10/26	166,432
Put USD vs. Call KRW	Citibank, N.A.	USD	2,000,000	KRW	1,440.00	1/21/27	20,366
Put USD vs. Call KRW	Goldman Sachs International	USD	52,700,000	KRW	1,440.00	1/20/27	537,066
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,440.00	9/8/26	175,049
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	75,300,000	KRW	1,440.00	1/20/27	767,382
Put USD vs. Call KRW	Standard Chartered Bank	USD	12,800,000	KRW	1,440.00	9/14/26	135,155
Total							$4,729,838

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	Barclays Bank PLC	USD	46,000,000	INR	100.00	9/10/26	$(12,052)
Call USD vs. Put INR	BNP Paribas	USD	59,000,000	INR	100.00	9/10/26	(15,458)
Call USD vs. Put INR	Goldman Sachs International	USD	43,100,000	INR	100.00	9/10/26	(11,292)
Call USD vs. Put INR	Goldman Sachs International	USD	43,200,000	INR	100.50	10/16/26	(39,528)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	45,000,000	INR	100.00	10/16/26	(54,180)
Total							$(132,510)

† Amount is less than 0.05% or (0.05)%, as applicable.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	92,768,263	USD	2,932,939	9/16/26	$(56,665)
TWD	142,740,673	USD	4,512,371	9/16/26	(86,707)
TWD	168,715,241	USD	5,323,087	9/16/26	(92,083)
TWD	232,544,958	USD	7,353,665	9/16/26	(143,625)
TWD	323,359,289	USD	10,202,379	9/16/26	(176,647)
TWD	411,031,663	USD	12,961,637	9/16/26	(217,629)
TWD	669,967,239	USD	21,137,347	9/16/26	(365,060)
TWD	215,756,000	USD	6,742,375	10/13/26	(53,953)
TWD	431,518,360	USD	13,486,634	10/13/26	(109,594)
TWD	647,274,360	USD	20,184,432	10/13/26	(118,969)
TWD	735,596,580	USD	22,946,305	10/13/26	(142,860)
TWD	773,854,700	USD	24,158,273	10/13/26	(168,828)
					$(1,732,620)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,739,355	EUR	5,026,626	Deutsche Bank AG	8/7/26	$ —	$(57,782)
USD	554,093	EUR	485,700	UBS AG	8/7/26	—	(6,058)
TWD	88,179,819	USD	2,781,434	Societe Generale	9/16/26	—	(47,425)
TWD	130,160,064	USD	4,099,917	Societe Generale	9/16/26	—	(64,313)
TWD	104,251,309	USD	3,302,044	Societe Generale	9/16/26	—	(69,740)
TWD	137,010,554	USD	4,320,795	Societe Generale	9/16/26	—	(72,793)
TWD	215,505,600	USD	6,788,219	Societe Generale	9/16/26	—	(106,483)
TWD	236,343,040	USD	7,472,043	Societe Generale	9/16/26	—	(144,243)
TWD	472,686,820	USD	14,913,091	Societe Generale	9/16/26	—	(257,469)
USD	2,441,139	AED	8,963,663	BNP Paribas	9/16/26	522	—
USD	731,561	AED	2,686,767	Citibank, N.A.	9/16/26	11	—

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,028,631	AED	3,777,710	HSBC Bank USA, N.A.	9/16/26	$40	$ —
USD	7,284,864	AED	26,750,022	Standard Chartered Bank	9/16/26	1,395	—
USD	12,999,827	AED	47,743,749	Standard Chartered Bank	9/16/26	206	—
USD	203,664,207	EUR	176,173,892	Societe Generale	9/16/26	163,688	—
USD	11,985,025	EUR	10,367,303	Societe Generale	9/16/26	9,632	—
USD	9,433,550	EUR	8,160,222	Societe Generale	9/16/26	7,582	—
USD	4,137,415	EUR	3,578,952	Societe Generale	9/16/26	3,325	—
ZAR	184,146,698	USD	11,104,500	Deutsche Bank AG	9/16/26	4,211	—
USD	3,085,428	AED	11,331,350	Barclays Bank PLC	9/17/26	132	—
USD	8,517,292	AED	31,280,138	Standard Chartered Bank	9/17/26	348	—
USD	150,252	AED	551,814	Standard Chartered Bank	9/17/26	4	—
USD	20,845,137	AED	76,525,000	Bank of America, N.A.	3/15/27	1,143	—
USD	12,438,506	AED	45,663,000	Standard Chartered Bank	3/15/27	750	—
USD	20,845,132	AED	76,560,000	Bank of America, N.A.	3/16/27	—	(8,443)
USD	10,422,566	AED	38,280,000	Bank of America, N.A.	3/17/27	—	(4,246)
USD	12,510,130	AED	45,939,700	HSBC Bank USA, N.A.	3/17/27	—	(3,051)
USD	12,506,943	AED	45,938,000	Citibank, N.A.	3/26/27	—	(6,035)
USD	12,363,532	AED	45,405,072	Standard Chartered Bank	3/30/27	—	(4,395)
USD	12,363,532	AED	45,427,944	Standard Chartered Bank	4/1/27	—	(10,682)
USD	12,363,532	AED	45,432,890	Standard Chartered Bank	4/1/27	—	(12,029)
USD	12,363,532	AED	45,434,126	Standard Chartered Bank	4/2/27	—	(12,394)
USD	1,522,353	AED	5,594,268	Standard Chartered Bank	4/6/27	—	(1,499)
						$192,989	$(889,080)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	8/28/26	$28,165,603	$(869,500)
Hang Seng China Enterprises Index	948	Long	8/28/26	52,386,203	1,795,663
					$926,163

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	59,689	Positive Return on Shenzhen Stock Exchange Composite Index plus (10.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/26/26	$(8,245,766)
UBS AG	USD	122,017	Positive Return on Shenzhen Stock Exchange Composite Index plus (10.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	11/25/26	(17,507,286)
						$(25,753,052)

Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
OMR	– Omani Rial
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended July 31, 2026, the Portfolio entered into equity index futures style options, futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $85,406,731, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$90,198,552	$1,207,935,363	$(1,212,727,184)	$ —	$ —	$85,406,731	$2,813,684	85,406,731

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Africa	$ —	$315,359,019	$ —	$315,359,019
Asia	177,407,149	1,818,480,135	—	1,995,887,284
Australasia/Pacific	—	18,973,766	—	18,973,766
Developed Europe	343,968	25,632,160	—	25,976,128
Emerging Europe	—	843,318,340	—	843,318,340
Latin America	511,517,543	—	—	511,517,543
Middle East	8,093,711	90,849,242	—	98,942,953
North America	17,681,913	2,578,886	—	20,260,799
Total Common Stocks	$715,044,284	$3,115,191,548 *	$ —	$3,830,235,832
Convertible Bonds	$ —	$67,834	$ —	$67,834
Preferred Stocks	—	16,822	—	16,822
Rights	—	452,045	—	452,045
Sovereign Government Bonds	—	7,146,574	—	7,146,574
Short-Term Investments:
Affiliated Fund	85,406,731	—	—	85,406,731
Securities Lending Collateral	466,044	—	—	466,044
U.S. Treasury Obligations	—	46,189,223	—	46,189,223

Global Macro Capital Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Currency Options	$ —	$4,729,838	$ —	$4,729,838
Total Investments	$800,917,059	$3,173,793,884	$ —	$3,974,710,943
Forward Foreign Currency Exchange Contracts	$ —	$192,989	$ —	$192,989
Futures Contracts	—	1,795,663	—	1,795,663
Total	$800,917,059	$3,175,782,536	$ —	$3,976,699,595
Liability Description
Written Currency Options	$ —	$(132,510)	$ —	$(132,510)
Forward Foreign Currency Exchange Contracts	—	(2,621,700)	—	(2,621,700)
Futures Contracts	—	(869,500)	—	(869,500)
Swap Contracts	—	(25,753,052)	—	(25,753,052)
Total	$ —	$(29,376,762)	$ —	$(29,376,762)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.